Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
Schedule of Amortization Methods and Estimated Useful Lives	Amortization methods and estimated useful lives of the respective assets are set out as follows:
Category	Amortization Method	Estimated Useful Life
Self-developed communications platform	Straight-line method	5 years
Intangible assets arising from business combination
Distribution channel	Accelerated method	10 years
Technology	Straight-line method	5-10 years
Backlog	Straight-line method	3.75 years
Customer relationship	Accelerated method	8.75 years
Apipost data	N/A	Indefinite life
Other	Straight-line method	5 years

Schedule of Disaggregation of Revenue	For the years ended June 30, 2024, 2023 and 2022, most of the Company’s revenue was generated in the PRC and contributed by the VIEs and VIEs’ subsidiaries. The Company disaggregates revenue into three revenue streams, consisting of SaaS/PaaS services, cloud related services and AI solution services, as follows:
	For the Years Ended June 30,
	2024	2023	2022
SaaS/PaaS services
Real-time engagement services	$21,129,793	$13,065,501	$14,841,071
SMS services	12,894,028	17,085,803	16,429,769
CDN services	—	2,773,165	—
Subtotal	34,023,821	32,924,469	31,270,840
Cloud related services
Customized platform development services	2,685,800	10,460,478	10,284,571
Software license and other cloud related services	3,383,772	5,226,520	1,912,252
Subtotal	6,069,572	15,686,998	12,196,823
AI solution services	19,701,268	33,638,104	25,132,715
Total revenues	$59,794,661	$82,249,571	$68,600,378
The Company disaggregates revenue by transferal of products/services as follows:
	For the Years Ended June 30,
	2024	2023	2022
Services transferred over time	$32,370,145	$31,910,013	$27,955,419
Services transferred at a point in time	6,069,572	14,797,126	11,956,134
Goods transferred at a point in time	21,354,944	35,542,432	28,688,825
Total revenues	$59,794,661	$82,249,571	$68,600,378

Schedule of Currency Exchange Rates that were used in Creating the Consolidated Financial Statements	The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:
	As of June 30,
	2024	2023	2022
Year-end spot rate	7.2672	7.2513	6.6981
	For the Year Ended June 30,
	2024	2023	2022
Average rate	6.9728	6.9536	6.4554